Accounts receivable, net - Schedule of Accounts Receivable (FY) (Details) - Nonrelated Party [Member] - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 2,015	$ 1,023	$ 1,215
Less: allowance for credit losses	(31)	(51)	(49)
Other current receivables	62	39	47
Accounts receivable, net	$ 2,046	$ 1,011	$ 1,213